UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2015

Date of reporting period:	9/30/2015

Item 1. Schedule of Investments

Prudential Short-Term Corporate Bond Fund, Inc.

Schedule of Investments

as of September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.0%
ASSET-BACKED SECURITIES — 4.5%
Collateralized Loan Obligations
Ares CLO Ltd. (Cayman Islands), Series 2012-2A, Class AR, 144A	1.576	%(a)	10/12/23	40,000	$39,822,548
Ares XXVII CLO Ltd. (Cayman Islands), Series 2013-2A, Class A2R, 144A	1.644	%(a)	07/28/25	25,000	24,953,975
Atrium X CLO (Cayman Islands), Series 2015-10A, Class A, 144A	1.409	%(a)	07/16/25	40,000	39,587,096
Benefit Street Partners CLO IV Ltd. (Cayman Islands), 2014-IVA, Class A1A, 144A	1.777	%(a)	07/20/26	5,000	4,982,024
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	1.811	%(a)	07/18/27	11,000	10,901,774
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	1.782	%(a)	07/20/27	45,000	44,717,998
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.715	%(a)	07/25/26	7,320	7,308,088
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.769	%(a)	04/15/26	3,500	3,493,431
Marea CLO Ltd. (Cayman Islands), Series 2012-1A, Class AR, 144A	1.639	%(a)	10/15/23	25,000	24,922,595
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.799	%(a)	10/15/26	5,000	4,983,389
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	1.739	%(a)	07/15/27	26,000	25,681,209
OZLM Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	1.815	%(a)	07/22/27	25,000	24,913,428
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	1.786	%(a)	07/20/27	35,000	34,924,631
Sound Point CLO IX Ltd. (Cayman Islands), Series 2015-2A, Class A, 144A	1.985	%(a)	07/20/27	40,000	39,832,048
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.807	%(a)	04/18/26	5,000	4,969,512
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.781	%(a)	07/20/27	45,000	44,761,887
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.711	%(a)	11/07/25	25,000	24,951,100

TOTAL ASSET-BACKED SECURITIES (cost $406,491,519)					405,706,733

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.5%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.569	%(a)	04/10/49	15,937	16,716,926
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	5.736%		06/11/50	448	447,045
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3	5.711	%(a)	12/10/49	269	268,506
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A3	3.061%		02/10/48	12,750	13,076,387
COBALT Commercial Mortgage Trust, Series 2006-C1, Class A1A	5.199%		08/15/48	5,618	5,822,480
Commercial Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	3,200	3,198,947
Commercial Mortgage Trust, Series 2014-CR18, Class A3	3.528%		07/15/47	7,400	7,791,238
Commercial Mortgage Trust, Series 2014-CR19, Class A3	3.530%		08/10/47	14,824	15,619,441
Commercial Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	27,750	28,715,450
Commercial Mortgage Trust, Series 2015-DC1, Class A3	3.219%		02/10/48	20,000	20,663,420
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	11,563	11,691,621

GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4	5.284	%(a)	03/10/44	6,552	6,562,818
GS Mortgage Securities Corp. II, Series 2013-GC14, Class A3	3.526%		08/10/46	17,475	18,340,589
GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.680%		04/10/47	19,000	20,126,567
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%		06/10/47	20,000	20,904,860
GS Mortgage Securities Trust, Series 2014-GC24, Class A3	3.342%		09/10/47	10,000	10,414,320
GS Mortgage Securities Trust, Series 2015-GC28, Class A3	3.307%		02/10/48	8,225	8,520,327
JPMMB Commercial Mortgage Securities Trust, Series 2014-C21, Class A3	3.435%		08/15/47	15,000	15,571,005
JPMMB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%		10/15/48	19,754	20,324,812
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	7,000	7,067,977
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	6.136	%(a)	02/15/51	174	174,382
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A3	2.682%		12/15/47	22,445	22,811,684
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3	3.525%		01/15/46	10,000	10,496,380
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	15,000	15,569,385
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A3	3.472%		07/15/47	20,000	20,811,220
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	5.674	%(a)	05/12/39	15,000	15,150,360
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	12,012	12,364,381
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	4,961	5,010,132
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	31,000	31,499,069
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4	5.900	%(a)	05/15/43	6,563	6,614,988
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.900	%(a)	05/15/43	10,000	10,144,350
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.011	%(a)	06/15/45	10,500	10,701,505
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	14,565	15,066,319
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	12,980	13,296,178
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3	5.246%		12/15/43	1,421	1,430,771
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(a)	05/15/46	18,881	19,858,510
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A2	3.531%		07/15/46	10,000	10,577,980
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%		04/15/50	16,633	16,859,675
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A3	3.058%		05/15/48	5,791	5,874,454

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $504,627,504)					496,156,459

CORPORATE BONDS — 87.5%
Aerospace & Defense — 0.3%
Exelis, Inc., Gtd. Notes	4.250%	10/01/16	5,000	5,108,460
Harris Corp., Sr. Unsec’d. Notes(b)	1.999%	04/27/18	3,445	3,432,467
Harris Corp., Sr. Unsec’d. Notes(b)	2.700%	04/27/20	8,270	8,182,958
L-3 Communications Corp., Gtd. Notes	1.500%	05/28/17	2,705	2,680,277
United Technologies Corp., Jr. Sub. Notes	1.778%	05/04/18	5,055	5,045,254

				24,449,416

Agriculture — 1.8%
Altria Group, Inc., Gtd. Notes	9.250%	08/06/19	9,353	11,656,709
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	26,140	26,127,061
Philip Morris International, Inc., Sr. Unsec’d. Notes(b)	1.875%	01/15/19	22,900	23,027,896
Reynolds American, Inc., Gtd. Notes	1.050%	10/30/15	6,800	6,800,007
Reynolds American, Inc., Gtd. Notes, 144A(b)	2.300%	08/21/17	11,600	11,707,219
Reynolds American, Inc., Gtd. Notes	2.300%	06/12/18	31,845	32,187,557
Reynolds American, Inc., Gtd. Notes(b)	3.250%	06/12/20	9,115	9,375,078
Reynolds American, Inc., Gtd. Notes, 144A(b)	3.500%	08/04/16	16,264	16,520,077
Reynolds American, Inc., Gtd. Notes	6.750%	06/15/17	10,400	11,258,437
Reynolds American, Inc., Gtd. Notes, 144A	6.875%	05/01/20	9,285	10,873,812

				159,533,853

Airlines — 1.2%
American Airlines, Series 2013-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.000%	07/15/25	2,476	2,525,718
American Airlines, Series 2013-2, Class A, Pass-Through Trust, Pass-Through Certificates	4.950%	01/15/23	26,499	28,287,872
Continental Airlines, Inc., Series 1998-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.648%	09/15/17	1,283	1,317,254
Continental Airlines, Inc., Series 1998-3, Class A-1, Pass-Through Trust, Pass-Through Certificates	6.820%	05/01/18	3,208	3,400,102
Continental Airlines, Inc., Series 1999-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.545%	02/02/19	2,278	2,452,011
Continental Airlines, Inc., Series 2001-1, Class A-1, Pass-Through Trust, Pass-Through Certificates	6.703%	06/15/21	305	319,552
Continental Airlines, Inc., Series 2001-1, Class B, Pass-Through Trust, Pass-Through Certificates	7.373%	12/15/15	80	79,977
Continental Airlines, Inc., Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.983%	04/19/22	14,788	16,341,249
Continental Airlines, Inc., Series 2009-2, Class A, Pass-Through Trust, Pass-Through Certificates	7.250%	11/10/19	11,255	12,633,905
Continental Airlines, Inc., Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750%	01/12/21	2,826	2,967,816
Delta Air Lines, Inc., Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.821%	08/10/22	4,940	5,729,847
Delta Air Lines, Inc., Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.200%	07/02/18	3,210	3,466,358
Delta Air Lines, Inc., Series 2010-2, Class A, Pass-Through Trust, Pass-Through Certificates	4.950%	05/23/19	13,689	14,441,630
Delta Air Lines, Inc., Series 2011-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.300%	04/15/19	1,411	1,495,393
Delta Air Lines, Inc., Series 2012-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750%	05/07/20	8,837	9,322,951

				104,781,635

Apparel — 0.1%
VF Corp., Sr. Unsec’d. Notes	5.950%	11/01/17	5,915	6,471,708

Auto Manufacturers — 3.8%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.875%		01/11/18	6,802	6,757,032
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%		03/02/20	10,125	9,824,753
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A(b)	2.375%		08/01/18	15,000	15,021,690
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.950%		01/11/17	8,270	8,406,596
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.700%		05/09/16	10,911	10,941,944
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(b)	2.145%		01/09/18	11,610	11,570,491
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	14,300	14,316,016
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(b)	2.375%		03/12/19	19,450	19,295,489
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%		03/27/20	17,930	17,556,769
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.984%		06/15/16	24,348	24,780,567
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%		02/03/17	14,520	15,004,228
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.000%		05/15/18	45,956	48,878,204
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	6.625%		08/15/17	2,000	2,159,116
General Motors Co., Sr. Unsec’d. Notes	3.500%		10/02/18	39,500	39,818,765
General Motors Financial Co., Inc., Gtd. Notes(b)	3.150%		01/15/20	14,815	14,688,465
General Motors Financial Co., Inc., Gtd. Notes(b)	3.200%		07/13/20	7,980	7,872,517
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	6,975	7,055,987
General Motors Financial Co., Inc., Gtd. Notes	4.750%		08/15/17	16,500	17,126,901
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.400%		09/15/19	18,145	18,323,837
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	12,210	12,448,461
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	3.875%		03/15/16	9,100	9,220,102
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A(b)	2.375%		03/22/17	10,050	9,903,300

					340,971,230

Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.000%		04/29/20	7,000	6,654,375

Banks — 23.2%
Bank of America Corp., Jr. Sub. Notes, Series K	8.000	%(a)	12/29/49	10,601	11,078,045
Bank of America Corp., Jr. Sub. Notes, Series M	8.125	%(a)	12/29/49	10,000	10,450,000
Bank of America Corp., Jr. Sub. Notes, Series V(b)	5.125	%(a)	12/31/49	15,000	14,643,750
Bank of America Corp., Sr. Unsec’d. Notes(b)	2.000%		01/11/18	35,235	35,365,299
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	47,055	47,533,079
Bank of America Corp., Sr. Unsec’d. Notes(b)	2.650%		04/01/19	20,320	20,549,413
Bank of America Corp., Sr. Unsec’d. Notes	5.625%		10/14/16	7,144	7,469,288
Bank of America Corp., Sr. Unsec’d. Notes	5.650%		05/01/18	5,000	5,455,535
Bank of America Corp., Sr. Unsec’d. Notes	5.750%		12/01/17	30,860	33,357,932
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	47,395	51,079,677
Bank of America Corp., Sr. Unsec’d. Notes, MTN(b)	6.500%		08/01/16	5,000	5,222,120
Bank of America Corp., Sub. Notes	5.750%		08/15/16	10,000	10,358,670
Bank of America NA, Sub. Notes	5.300%		03/15/17	10,500	11,030,145
Bank of America NA, Sub. Notes	6.000%		06/15/16	10,000	10,328,950
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300%		03/10/19	20,200	20,244,864
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(b)	2.500%		02/20/19	6,300	6,407,780
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.750%		11/08/19	13,315	13,401,468
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		06/08/20	15,445	15,443,409
BB&T Corp., Sr. Unsec’d. Notes, MTN(b)	2.050%		06/19/18	4,875	4,924,023
BPCE SA (France), Gtd. Notes, MTN(b)	2.500%		07/15/19	10,000	10,121,530
Capital One Financial Corp., Sr. Unsec’d. Notes(b)	2.450%		04/24/19	12,075	12,036,674

Capital One Financial Corp., Sr. Unsec’d. Notes	3.150%		07/15/16	20,250	20,579,528
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17	11,913	12,557,029
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750%		09/15/17	32,225	35,261,949
Capital One NA, Sr. Unsec’d. Notes(b)	2.400%		09/05/19	12,135	12,055,419
CIT Group, Inc., Sr. Unsec’d. Notes(b)	3.875%		02/19/19	20,000	19,887,500
Citigroup, Inc., Jr. Sub. Notes(b)	5.950	%(a)	12/31/49	19,535	19,266,394
Citigroup, Inc., Sr. Unsec’d. Notes(b)	1.700%		04/27/18	20,000	19,896,060
Citigroup, Inc., Sr. Unsec’d. Notes(b)	2.500%		09/26/18	10,245	10,381,043
Citigroup, Inc., Sr. Unsec’d. Notes(b)	2.500%		07/29/19	19,810	19,935,239
Citigroup, Inc., Sr. Unsec’d. Notes	2.550%		04/08/19	23,100	23,310,741
Citigroup, Inc., Sr. Unsec’d. Notes(b)	4.450%		01/10/17	29,000	30,155,389
Citigroup, Inc., Sr. Unsec’d. Notes	6.125%		05/15/18	7,780	8,599,506
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	15,000	18,110,355
Citigroup, Inc., Sub. Notes(b)	5.500%		02/15/17	6,000	6,316,866
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	13,155	13,152,303
Credit Suisse (Switzerland), Sr. Unsec’d. Notes, GMTN(b)	1.375%		05/26/17	14,800	14,786,517
Credit Suisse (Switzerland), Sr. Unsec’d. Notes, GMTN	2.300%		05/28/19	37,895	38,041,919
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	2.750%		03/26/20	20,250	20,193,422
Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes	1.700%		04/27/18	8,230	8,197,607
Deutsche Bank AG London (Germany), Sr. Unsec’d. Notes	1.875%		02/13/18	25,445	25,374,772
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	28,905	28,734,171
Fifth Third Bancorp, Sr. Unsec’d. Notes(b)	2.375%		04/25/19	7,620	7,692,984
Fifth Third Bancorp, Sub. Notes	5.450%		01/15/17	15,730	16,458,598
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(a)	12/31/49	9,610	9,387,769
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(b)	5.700	%(a)	12/31/49	9,925	9,887,781
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.375%		01/22/18	55,125	55,844,988
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.550%		10/23/19	19,500	19,626,438
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	2.600%		04/23/20	15,000	15,040,815
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625%		01/31/19	5,000	5,061,905
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%		07/19/18	16,050	16,466,530
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.350%		01/15/16	5,000	5,063,880
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.375%		03/15/20	10,000	11,154,830
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	5.950%		01/18/18	36,835	40,242,532
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	24,250	26,707,665
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	7.500%		02/15/19	25,727	30,069,795
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(b)	1.500%		05/15/18	15,000	14,917,275
HSBC USA, Inc., Sr. Unsec’d. Notes	2.625%		09/24/18	9,855	10,028,448
HSBC USA, Inc., Sub. Notes	4.875%		08/24/20	12,865	14,154,819
Huntington Bancshares, Inc., Sr. Unsec’d. Notes(b)	2.600%		08/02/18	13,660	13,803,375
JPMorgan Chase & Co., Jr. Sub. Notes(b)	5.000	%(a)	12/31/49	20,000	19,450,000
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49	14,000	14,542,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	1.625%		05/15/18	11,184	11,114,771
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	1.800%		01/25/18	20,500	20,517,466
JPMorgan Chase & Co., Sr. Unsec’d. Notes(b)	2.000%		08/15/17	8,875	8,950,171
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.200%		10/22/19	15,705	15,627,072
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.250%		01/23/20	25,350	25,139,113
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.000%		01/15/18	40,000	43,707,080
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%		04/23/19	65,200	74,133,574
KeyBank NA, Sr. Unsec’d. Notes	1.650%		02/01/18	10,425	10,433,246
KeyBank NA, Sr. Unsec’d. Notes	2.500%		12/15/19	16,025	16,225,104
Lloyds Bank PLC (United Kingdom), Gtd. Notes(b)	2.000%		08/17/18	9,090	9,122,506
Lloyds Bank PLC (United Kingdom), Gtd. Notes	2.700%		08/17/20	7,494	7,601,531
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes(b)	1.750%		05/14/18	20,260	20,219,115

Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes(b)	2.300%		11/27/18	5,850	5,917,240
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes(b)	4.200%		03/28/17	9,975	10,381,322
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A	5.800%		01/13/20	24,810	28,345,822
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%		01/30/19	23,960	24,141,976
Merrill Lynch & Co, Inc., Sr. Unsec’d. Notes, MTN(b)	6.875%		04/25/18	30,840	34,467,894
Merrill Lynch & Co, Inc., Sub. Notes	6.050%		05/16/16	12,000	12,342,876
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18	5,750	5,751,305
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	2.450%		04/16/19	17,955	18,076,968
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	12/31/49	17,375	17,105,861
Morgan Stanley, Jr. Sub. Notes(b)	5.550	%(a)	12/31/49	4,700	4,629,500
Morgan Stanley, Sr. Unsec’d. Notes(b)	1.875%		01/05/18	17,140	17,184,238
Morgan Stanley, Sr. Unsec’d. Notes(b)	2.125%		04/25/18	26,790	26,947,766
Morgan Stanley, Sr. Unsec’d. Notes(b)	2.650%		01/27/20	19,700	19,793,122
Morgan Stanley, Sr. Unsec’d. Notes(b)	4.750%		03/22/17	10,000	10,475,790
Morgan Stanley, Sr. Unsec’d. Notes	5.375%		10/15/15	475	475,803
Morgan Stanley, Sr. Unsec’d. Notes, MTN(b)	2.375%		07/23/19	26,670	26,672,800
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.450%		01/09/17	4,550	4,779,047
Morgan Stanley, Sr. Unsec’d. Notes, MTN(b)	5.500%		01/26/20	14,765	16,507,329
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.550%		04/27/17	14,875	15,785,157
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	5,498	6,142,118
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.750%		10/18/16	5,257	5,501,624
Morgan Stanley, Sr. Unsec’d. Notes, MTN(b)	6.250%		08/28/17	11,493	12,471,296
Morgan Stanley, Sr. Unsec’d. Notes, MTN(b)	6.625%		04/01/18	25,000	27,838,350
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	3.125%		03/20/17	5,400	5,545,773
PNC Bank NA, Sr. Unsec’d. Notes(b)	2.200%		01/28/19	25,425	25,699,132
PNC Bank NA, Sr. Unsec’d. Notes(b)	2.250%		07/02/19	29,850	30,036,055
PNC Funding Corp., Bank Gtd. Notes	5.250%		11/15/15	5,006	5,030,444
Royal Bank of Scotland Group PLC (The) (United Kingdom), Bank Gtd. Notes	4.375%		03/16/16	15,847	16,109,426
Santander Bank NA, Sr. Unsec’d. Notes	2.000%		01/12/18	12,785	12,741,940
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16	3,055	3,112,984
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	2.375%		03/25/19	44,760	45,476,160
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	1.500%		01/18/18	10,270	10,203,522
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	1.800%		07/18/17	19,221	19,288,716
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/10/19	8,680	8,738,746
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/16/20	7,110	7,148,885
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.350%		11/01/18	17,695	17,892,264
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.500%		05/01/19	20,200	20,423,614
Svenska Handelsbanken AB (Sweden), Sr. Unsec’d. Notes(b)	2.500%		01/25/19	5,325	5,456,416
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	2.375%		08/14/19	25,410	25,519,009
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	2.950%		09/24/20	13,750	13,776,194
Union Bank NA, Sr. Unsec’d. Notes	2.625%		09/26/18	17,785	18,081,725
US Bancorp, Jr. Sub. Notes	3.442%		02/01/16	10,000	10,084,690
Wachovia Bank NA, Sub. Notes(b)	6.000%		11/15/17	12,525	13,653,315
Wells Fargo & Co., Jr. Sub. Notes	7.980	%(a)	03/29/49	17,472	18,454,800
Wells Fargo & Co., Sr. Unsec’d. Notes	2.125%		04/22/19	23,975	24,146,277

					2,088,044,347

Beverages — 1.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%		01/15/20	10,000	11,169,310
Beam, Inc., Sr. Unsec’d. Notes	1.875%		05/15/17	8,465	8,499,046
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	2.375%		11/26/18	25,500	25,688,700
Dr. Pepper Snapple Group, Inc., Gtd. Notes	2.900%		01/15/16	14,744	14,830,326

Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.400%		10/01/17	16,325	16,317,197
Molson Coors Brewing Co., Gtd. Notes(b)	2.000%		05/01/17	10,975	11,060,133
SABMiller Holdings, Inc. (United Kingdom), Gtd. Notes, 144A	2.450%		01/15/17	30,990	31,406,382

					118,971,094

Biotechnology — 2.2%
Amgen, Inc., Sr. Unsec’d. Notes	2.125%		05/15/17	26,975	27,317,933
Amgen, Inc., Sr. Unsec’d. Notes(b)	2.125%		05/01/20	23,895	23,583,146
Amgen, Inc., Sr. Unsec’d. Notes(b)	2.200%		05/22/19	24,700	24,802,036
Amgen, Inc., Sr. Unsec’d. Notes	2.300%		06/15/16	23,775	23,993,231
Amgen, Inc., Sr. Unsec’d. Notes	6.150%		06/01/18	6,000	6,688,338
Biogen, Inc., Sr. Unsec’d. Notes	2.900%		09/15/20	12,910	13,040,649
Celgene Corp., Sr. Unsec’d. Notes	1.900%		08/15/17	5,555	5,595,568
Celgene Corp., Sr. Unsec’d. Notes	2.300%		08/15/18	17,100	17,309,372
Celgene Corp., Sr. Unsec’d. Notes	2.450%		10/15/15	6,840	6,843,571
Celgene Corp., Sr. Unsec’d. Notes(b)	2.875%		08/15/20	27,740	27,991,685
Gilead Sciences, Inc., Sr. Unsec’d. Notes(b)	2.550%		09/01/20	19,620	19,742,625

					196,908,154

Building Materials — 0.3%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	3.000%		06/15/20	11,000	11,082,456
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	1.427	%(a)	06/30/17	13,885	13,780,779

					24,863,235

Chemicals — 2.4%
Ashland, Inc., Sr. Unsec’d. Notes(b)	3.875%		04/15/18	15,000	15,112,500
Cabot Corp., Sr. Unsec’d. Notes	2.550%		01/15/18	19,425	19,750,796
Dow Chemical Co. (The), Sr. Unsec’d. Notes	8.550%		05/15/19	15,000	18,133,005
Eastman Chemical Co., Sr. Unsec’d. Notes	2.400%		06/01/17	8,770	8,885,966
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700%		01/15/20	29,600	29,573,064
Eastman Chemical Co., Sr. Unsec’d. Notes	3.000%		12/15/15	3,950	3,965,871
Ecolab, Inc., Sr. Unsec’d. Notes	1.450%		12/08/17	15,600	15,523,248
Ecolab, Inc., Sr. Unsec’d. Notes	2.250%		01/12/20	4,215	4,221,782
Ecolab, Inc., Sr. Unsec’d. Notes	3.000%		12/08/16	21,965	22,387,255
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	38,395	41,397,566
Monsanto Co., Sr. Unsec’d. Notes	2.750%		07/15/21	10,275	10,261,262
PPG Industries, Inc., Sr. Unsec’d. Notes	1.900%		01/15/16	4,665	4,677,199
Rohm & Haas Co., Sr. Unsec’d. Notes	6.000%		09/15/17	4,739	5,114,741
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	1.350%		12/15/17	13,325	13,276,737

					212,280,992

Commercial Services — 0.9%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250%		07/15/17	30,076	29,624,860
Catholic Health Initiatives, Sec’d. Notes	1.600%		11/01/17	2,100	2,094,288
Catholic Health Initiatives, Unsec’d. Notes	2.600%		08/01/18	5,270	5,380,660
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,970,240; purchased 10/10/12)(e)(f)	1.400%		04/15/16	2,975	2,976,934
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $20,804,581; purchased 06/30/14)(e)(f)	2.350%		10/15/19	20,835	20,837,854
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $3,519,014; purchased 03/12/12)(e)(f)	2.750%		03/15/17	3,520	3,589,703
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,046,966; purchased 07/18/13)(e)(f)	2.800%		11/01/18	2,050	2,096,670
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $815,000; purchased 05/08/09)(e)(f)	5.900%		11/15/15	1,000	1,005,571
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $5,150,587; purchased 12/17/10-11/05/13)(e)(f)	6.375%		10/15/17	4,461	4,871,492
Western Union Co. (The), Sr. Unsec’d. Notes	2.375%		12/10/15	7,750	7,767,445

					80,245,477

Computers — 1.7%
Apple, Inc., Sr. Unsec’d. Notes	2.850%		05/06/21		33,785	34,649,220
EMC Corp., Sr. Unsec’d. Notes(b)	1.875%		06/01/18		32,460	32,540,533
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%		10/05/17		27,170	27,154,785
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%		10/05/18		5,090	5,083,485
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.600%		09/15/17		14,150	14,359,930
Hewlett-Packard Co., Sr. Unsec’d. Notes	2.750%		01/14/19		17,058	17,326,271
Hewlett-Packard Co., Sr. Unsec’d. Notes(b)	3.300%		12/09/16		8,126	8,291,876
Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18		13,195	13,498,960

						152,905,060

Distribution/Wholesale — 0.1%
Brightstar Corp., Gtd. Notes, 144A (original cost $10,226,750; purchased 06/24/14)(e)(f)	9.500%		12/01/16		9,500	9,571,250

Diversified Financial Services — 3.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	2.750%		05/15/17		4,850	4,777,250
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19		7,310	7,182,075
Air Lease Corp., Sr. Unsec’d. Notes	4.500%		01/15/16		4,200	4,221,000
Air Lease Corp., Sr. Unsec’d. Notes	5.625%		04/01/17		2,665	2,781,594
Ally Financial, Inc., Sr. Unsec’d. Notes(b)	3.750%		11/18/19		10,000	9,800,000
American Express Co., Jr. Sub. Notes	4.900	%(a)	12/31/49		9,330	8,963,331
American Express Co., Jr. Sub. Notes(b)	5.200	%(a)	12/31/49		2,560	2,535,168
American Express Co., Sr. Unsec’d. Notes	0.919	%(a)	05/22/18		2,000	1,997,414
American Express Co., Sr. Unsec’d. Notes(b)	7.000%		03/19/18		19,920	22,380,060
American Express Credit Corp., Sr. Unsec’d. Notes	2.125%		07/27/18		9,190	9,271,607
American Express Credit Corp., Sr. Unsec’d. Notes(b)	2.250%		08/15/19		8,850	8,880,975
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.150%		11/21/18		3,675	3,673,218
Capital One Bank USA NA, Sr. Unsec’d. Notes(b)	2.300%		06/05/19		11,125	11,037,057
Capital One Bank USA NA, Sub. Notes	8.800%		07/15/19		7,995	9,665,483
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	2.200%		07/25/18		3,950	4,008,266
Discover Financial Services, Sr. Unsec’d. Notes	6.450%		06/12/17		4,112	4,429,701
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.625%		05/01/18		37,626	41,654,240
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.000%		08/07/19		10,000	11,565,540
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18		16,644	16,602,390
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16		3,750	3,806,250
International Lease Finance Corp., Sr. Unsec’d. Notes	8.750%		03/15/17		10,644	11,442,300
Jefferies Group LLC, Sr. Unsec’d. Notes	3.875%		11/09/15		4,150	4,160,695
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(c)	5.250%		02/06/12	(d)	1,520	155,800
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(c)	5.625%		01/24/13	(d)	1,000	102,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(c)	6.000%		07/19/12	(d)	900	92,250
Navient Corp., Sr. Unsec’d. Notes, MTN(b)	6.000%		01/25/17		9,565	9,612,825
Navient Corp., Sr. Unsec’d. Notes, MTN	6.250%		01/25/16		3,490	3,520,677
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.750%		03/19/19		32,025	32,529,074
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16		14,300	14,371,500
NYSE Euronext, Gtd. Notes	2.000%		10/05/17		19,880	20,109,713
Synchrony Financial, Sr. Unsec’d. Notes	1.875%		08/15/17		7,025	7,027,171
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20		17,625	17,425,573
Synchrony Financial, Sr. Unsec’d. Notes(b)	3.000%		08/15/19		10,115	10,195,151

						319,977,848

Electric — 2.5%
American Electric Power Co, Inc., Sr. Unsec’d. Notes	1.650%		12/15/17		19,295	19,235,436
CMS Energy Corp., Sr. Unsec’d. Notes	6.550%		07/17/17		5,000	5,427,235
Commonwealth Edison Co., First Mortgage	2.150%		01/15/19		5,375	5,418,672

Dayton Power & Light Co. (The), First Mortgage	1.875%	09/15/16	3,450	3,452,174
Dominion Resources, Inc., Sr. Unsec’d. Notes	1.950%	08/15/16	10,100	10,168,417
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%	06/15/18	4,350	4,401,012
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17	7,460	7,654,766
Exelon Corp., Sr. Unsec’d. Notes	2.850%	06/15/20	10,420	10,511,258
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%	01/15/20	26,996	27,353,751
FirstEnergy Corp., Sr. Unsec’d. Notes(b)	2.750%	03/15/18	10,850	10,879,610
Kentucky Power Co., Sr. Unsec’d. Notes, 144A	6.000%	09/15/17	7,040	7,614,450
LG&E and KU Energy LLC, Sr. Unsec’d. Notes	2.125%	11/15/15	17,800	17,829,032
NextEra Energy Capital Holdings, Inc., Gtd. Notes	1.586%	06/01/17	4,770	4,771,588
Ohio Power Co., Sr. Unsec’d. Notes	6.000%	06/01/16	10,366	10,721,367
Pepco Holdings, Inc., Sr. Unsec’d. Notes(b)	2.700%	10/01/15	5,100	5,100,000
PG&E Corp., Sr. Unsec’d. Notes	2.400%	03/01/19	18,060	18,182,952
PSEG Power LLC, Gtd. Notes	2.450%	11/15/18	2,325	2,319,374
PSEG Power LLC, Gtd. Notes	2.750%	09/15/16	16,085	16,309,836
Southern Co. (The), Sr. Unsec’d. Notes	1.950%	09/01/16	20,455	20,611,256
Southern Co. (The), Sr. Unsec’d. Notes	2.450%	09/01/18	7,050	7,128,114
TECO Finance, Inc., Gtd. Notes	4.000%	03/15/16	4,000	4,055,608
TECO Finance, Inc., Gtd. Notes	6.572%	11/01/17	2,000	2,198,918

				221,344,826

Electronics — 0.6%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.000%	03/01/18	5,425	5,486,265
Koninklijke Philips NV (Netherlands), Sr. Unsec’d. Notes	5.750%	03/11/18	7,825	8,489,898
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.250%	08/15/16	33,005	33,290,922
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.400%	02/01/19	4,985	5,012,348
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.200%	03/01/16	6,385	6,444,112

				58,723,545

Food — 2.2%
ConAgra Foods, Inc., Sr. Unsec’d. Notes	1.900%	01/25/18	13,195	13,108,230
ConAgra Foods, Inc., Sr. Unsec’d. Notes	2.100%	03/15/18	9,718	9,683,433
JM Smucker Co., (The), Gtd. Notes, 144A	1.750%	03/15/18	5,965	5,978,678
JM Smucker Co., (The), Gtd. Notes, 144A	2.500%	03/15/20	3,100	3,109,440
Kellogg Co., Sr. Unsec’d. Notes	1.750%	05/17/17	4,925	4,945,325
Kraft Foods Group, Inc., Sr. Unsec’d. Notes(b)	2.250%	06/05/17	10,720	10,841,554
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.125%	08/23/18	11,431	12,751,281
Kraft Heinz Foods Co., Gtd. Notes, 144A(b)	2.800%	07/02/20	38,045	38,294,271
Kroger Co. (The), Gtd. Notes	6.400%	08/15/17	9,800	10,672,847
Kroger Co. (The), Sr. Unsec’d. Notes	2.300%	01/15/19	4,125	4,148,566
Sysco Corp., Gtd. Notes	2.600%	10/01/20	10,805	10,814,238
Tyson Foods, Inc., Gtd. Notes	2.650%	08/15/19	13,580	13,682,366
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16	21,250	21,833,227
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%	10/20/17	7,390	7,449,652
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%	10/21/18	23,740	24,157,800
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%	10/21/19	2,550	2,619,572

				194,090,480

Forest & Paper Products — 0.6%
International Paper Co., Sr. Unsec’d. Notes(b)	5.250%	04/01/16	4,500	4,579,700
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	34,026	39,392,989
International Paper Co., Sr. Unsec’d. Notes	9.375%	05/15/19	8,295	10,219,274

				54,191,963

Gas — 0.3%
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	5.950%	02/01/17	12,400	13,118,406
Sempra Energy, Sr. Unsec’d. Notes	2.300%	04/01/17	12,390	12,527,046

				25,645,452

Healthcare - Products — 2.1%
Baxter International, Inc., Sr. Unsec’d. Notes	1.850%	01/15/17	6,765	6,818,626
Baxter International, Inc., Sr. Unsec’d. Notes	1.850%	06/15/18	6,190	6,188,050
Becton Dickinson & Co., Sr. Unsec’d. Notes	1.450%	05/15/17	4,500	4,491,761
Becton Dickinson & Co., Sr. Unsec’d. Notes(b)	2.675%	12/15/19	17,730	17,928,310
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850%	05/15/20	6,575	6,573,560
CR Bard, Inc., Sr. Unsec’d. Notes	1.375%	01/15/18	11,225	11,126,063
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	10,525	10,742,015
Life Technologies Corp., Sr. Unsec’d. Notes	3.500%	01/15/16	14,150	14,242,201
Medtronic, Inc., Gtd. Notes	2.500%	03/15/20	68,610	69,534,108
St. Jude Medical, Inc., Sr. unsec’d. Notes	2.800%	09/15/20	25,260	25,406,356
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.000%	04/01/18	4,865	4,871,072
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.700%	04/01/20	15,435	15,491,461

				193,413,583

Healthcare-Services — 2.6%
Aetna, Inc., Sr. Unsec’d. Notes	1.500%	11/15/17	3,000	3,002,973
Aetna, Inc., Sr. Unsec’d. Notes	1.750%	05/15/17	10,655	10,735,530
Aetna, Inc., Sr. Unsec’d. Notes	2.200%	03/15/19	10,125	10,135,378
Anthem, Inc., Sr. Unsec’d. Notes	1.875%	01/15/18	41,195	41,211,025
Anthem, Inc., Sr. Unsec’d. Notes(b)	2.250%	08/15/19	21,715	21,617,521
Anthem, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	12,975	13,029,975
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.950%	03/15/17	19,180	20,393,423
Dignity Health, Unsec’d. Notes	2.637%	11/01/19	8,900	9,079,255
Humana, Inc., Sr. Unsec’d. Notes	2.625%	10/01/19	9,010	9,125,941
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.200%	08/23/17	14,785	14,935,215
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.500%	11/01/18	8,100	8,189,934
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	3,640	3,651,226
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625%	11/15/20	3,730	4,003,245
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	5.625%	12/15/15	4,372	4,408,030
Quest Diagnostics, Inc., Sr. Unsec’d. Notes(b)	2.500%	03/30/20	30,000	29,942,010
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(b)	2.700%	07/15/20	14,800	15,143,804
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(b)	6.000%	02/15/18	15,075	16,613,223

				235,217,708

Home Builders — 0.2%
D.R. Horton, Inc., Gtd. Notes(b)	3.625%	02/15/18	11,000	11,151,250
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	8,050	8,271,375

				19,422,625

Home Furnishings — 0.1%
Whirlpool Corp., Sr. Unsec’d. Notes	2.400%	03/01/19	12,725	12,856,755

Housewares — 0.3%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.050%	12/01/17	7,090	7,101,160
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.875%	12/01/19	19,755	19,928,982

				27,030,142

Insurance — 2.8%
Allied World Assurance Co. Ltd., Gtd. Notes	7.500%	08/01/16	5,090	5,341,665
American International Group, Inc., Sr. Unsec’d. Notes(b)	2.300%	07/16/19	29,190	29,358,543
American International Group, Inc., Sr. Unsec’d. Notes	5.050%	10/01/15	5,000	5,000,000
Aon Corp. (United Kingdom), Gtd. Notes	3.125%	05/27/16	4,665	4,731,056
Axis Specialty Finance PLC, Gtd. Notes	2.650%	04/01/19	9,160	9,200,863
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	6.150%	10/15/15	4,639	4,645,277
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%	06/01/21	10,004	10,965,384
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A(b)	6.700%	08/15/16	3,135	3,283,091

Markel Corp., Sr. Unsec’d. Notes	7.125%	09/30/19	14,001	16,468,746
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, MTN	2.550%	10/15/18	5,875	6,005,601
MetLife, Inc., Sr. Unsec’d. Notes	1.756%	12/15/17	12,125	12,211,100
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.500%	01/10/18	18,310	18,280,594
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	2.300%	04/10/19	50,000	50,557,400
New York Life Global Funding, Sec’d. Notes, 144A	2.100%	01/02/19	20,570	20,764,860
Principal Financial Group, Inc., Gtd. Notes	1.850%	11/15/17	10,345	10,409,201
Principal Life Global Funding II, Sec’d. Notes, 144A	2.200%	04/08/20	9,525	9,515,466
TIAA Asset Management Finance LLC, Sr. Unsec’d. Notes, 144A (original cost $23,895,808; purchased 10/27/14-02/12/15)(e)(f)	2.950%	11/01/19	23,585	23,912,808
Willis Group Holdings PLC, Gtd. Notes	4.125%	03/15/16	4,065	4,114,857
XLIT Ltd. (Ireland), Gtd. Notes	2.300%	12/15/18	8,750	8,830,955

				253,597,467

Iron/Steel — 0.1%
ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes(b)	4.500%	03/01/16	6,330	6,415,455

Leisure Time — 0.3%
Carnival Corp., Gtd. Notes	1.875%	12/15/17	30,705	30,846,826

Lodging — 1.6%
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	25,350	25,911,756
Marriott International, Inc., Sr. Unsec’d. Notes	3.375%	10/15/20	4,195	4,348,562
Marriott International, Inc., Sr. Unsec’d. Notes(b)	5.810%	11/10/15	22,840	22,958,311
Marriott International, Inc., Sr. Unsec’d. Notes	6.375%	06/15/17	9,400	10,149,782
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%	05/15/18	3,000	3,326,577
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.150%	12/01/19	10,218	11,857,989
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.375%	11/15/15	16,528	16,642,671
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%	03/01/18	7,610	7,620,471
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950%	03/01/17	29,568	29,928,257
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	6.000%	12/01/16	6,895	7,230,028

				139,974,404

Machinery-Diversified — 0.4%
CNH Capital LLC, Gtd. Notes	3.250%	02/01/17	13,125	12,878,906
Roper Technologies, Inc., Sr. Unsec’d. Notes	1.850%	11/15/17	6,770	6,779,302
Xylem, Inc., Sr. Unsec’d. Notes	3.550%	09/20/16	20,030	20,448,066

				40,106,274

Media — 3.3%
21st Century Fox America, Inc., Gtd. Notes	5.650%	08/15/20	7,180	8,209,275
21st Century Fox America, Inc., Gtd. Notes	8.000%	10/17/16	30,452	32,549,138
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	2.625%	09/16/19	4,900	4,930,748
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	6.100%	02/15/18	10,000	10,924,650
CBS Corp., Gtd. Notes	1.950%	07/01/17	7,702	7,738,931
CCO Safari II LLC, Sr. Sec’d. Notes, 144A(b)	4.464%	07/23/22	49,305	49,331,033
Comcast Corp., Gtd. Notes(b)	5.150%	03/01/20	5,468	6,173,082
COX Communications, Inc., Sr. Unsec’d. Notes (original cost $4,505,440; purchased 08/17/10)(e)(f)	5.500%	10/01/15	4,000	4,000,000
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	5,000	5,250,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	1.750%	01/15/18	14,900	14,852,678
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(b)	2.400%	03/15/17	14,850	15,046,302

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes(b)	4.600%	02/15/21	4,700	5,026,471
DISH DBS Corp., Gtd. Notes	4.250%	04/01/18	10,000	9,712,500
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	23,725	23,850,790
NBCUniversal Media LLC, Gtd. Notes(b)	4.375%	04/01/21	5,355	5,866,793
Thomson Reuters Corp., Sr. Unsec’d. Notes	1.300%	02/23/17	8,700	8,681,695
Time Warner Cable, Inc., Gtd. Notes	5.850%	05/01/17	11,068	11,713,740
Time Warner Cable, Inc., Gtd. Notes	6.750%	07/01/18	9,162	10,194,988
Time Warner Cable, Inc., Gtd. Notes	8.250%	04/01/19	9,759	11,371,890
Time Warner Cable, Inc., Gtd. Notes	8.750%	02/14/19	10,135	11,902,159
Time Warner, Inc., Gtd. Notes	2.100%	06/01/19	24,000	24,020,184
Viacom, Inc., Sr. Unsec’d. Notes	2.500%	12/15/16	9,025	9,126,504
Viacom, Inc., Sr. Unsec’d. Notes	2.500%	09/01/18	6,290	6,323,205
Viacom, Inc., Sr. Unsec’d. Notes	6.250%	04/30/16	3,864	3,974,661

				300,771,417

Mining — 0.3%
Freeport-McMoRan Copper & Gold, Inc., Gtd. Notes	2.375%	03/15/18	595	520,625
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	2.150%	03/01/17	11,150	10,564,625
Teck Resources Ltd. (Canada), Gtd. Notes	2.500%	02/01/18	12,120	9,809,625
Xstrata Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050%	10/23/15	7,825	7,817,175

				28,712,050

Miscellaneous Manufacturing — 0.8%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	4.750%	04/15/19	7,150	5,755,750
Crane Co., Sr. Unsec’d. Notes	2.750%	12/15/18	9,500	9,584,902
Eaton Corp., Gtd. Notes	1.500%	11/02/17	12,250	12,236,354
General Electric Co., Sr. Unsec’d. Notes	5.250%	12/06/17	6,022	6,524,343
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	2.875%	01/15/19	3,715	3,777,111
Koppers, Inc., Gtd. Notes(b)	7.875%	12/01/19	4,000	4,010,000
Pentair Finance SA, Gtd. Notes	1.350%	12/01/15	7,750	7,754,580
Pentair Finance SA, Gtd. Notes	1.875%	09/15/17	4,100	4,055,216
Textron, Inc., Sr. Unsec’d. Notes	4.625%	09/21/16	14,650	15,073,517
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.350%	08/01/19	3,455	3,479,551
Tyco International Finance SA, Gtd. Notes	3.375%	10/15/15	358	358,283

				72,609,607

Office & Business Equipment
Xerox Corp., Sr. Unsec’d. Notes	2.950%	03/15/17	2,010	2,044,343

Oil & Gas — 3.2%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%	09/15/17	48,705	52,559,027
BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.375%	05/10/18	15,300	15,191,492
California Resources Corp., Gtd. Notes(b)	5.000%	01/15/20	4,800	3,086,976
Chevron Phillips Chemical Co. LLC, Sr. Unsec’d. Notes, 144A	2.450%	05/01/20	16,040	16,159,642
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	1.750%	05/09/18	8,450	8,355,935
Devon Energy Corp., Sr. Unsec’d. Notes	2.250%	12/15/18	11,900	11,922,193
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.300%	11/12/15	6,000	6,017,460
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	7.250%	12/15/19	3,291	3,765,658
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.500%	03/01/16	4,300	4,343,636
Nabors Industries, Inc., Gtd. Notes	2.350%	09/15/16	2,485	2,455,292
Nabors Industries, Inc., Gtd. Notes	6.150%	02/15/18	15,755	16,593,198
Noble Holding International Ltd. (Switzerland), Gtd. Notes	2.500%	03/15/17	3,095	2,878,245
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16	15,595	14,971,200
Petrobras International Finance Co. (Brazil), Gtd. Notes(b)	3.875%	01/27/16	4,100	4,028,250
Petroleos Mexicanos (Mexico), Gtd. Notes	8.000%	05/03/19	4,000	4,527,600

Phillips 66, Gtd. Notes	2.950%	05/01/17	6,430	6,578,160
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.650%	03/15/17	5,250	5,559,970
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%	05/01/18	19,140	21,000,657
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	46,030	46,017,986
Southwestern Energy Co., Sr. Unsec’d. Notes	3.300%	01/23/18	5,880	5,777,682
Southwestern Energy Co., Sr. Unsec’d. Notes	4.050%	01/23/20	8,190	8,143,219
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes(b)	6.100%	06/01/18	12,218	13,491,604
Transocean, Inc., Gtd. Notes	3.000%	10/15/17	9,600	8,688,000
Transocean, Inc., Gtd. Notes(b)	5.550%	12/15/16	3,375	3,332,813

				285,445,895

Oil & Gas Services — 0.5%
Cameron International Corp., Sr. Unsec’d. Notes	6.375%	07/15/18	4,742	5,221,155
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	1.350%	12/01/17	5,360	5,319,452
Weatherford International Ltd., Gtd. Notes	5.500%	02/15/16	4,850	4,908,496
Weatherford International Ltd., Gtd. Notes	6.000%	03/15/18	14,700	14,879,384
Weatherford International Ltd., Gtd. Notes	6.350%	06/15/17	10,350	10,591,124

				40,919,611

Packaging & Containers — 0.1%
Rock-Tenn Co., Gtd. Notes	4.450%	03/01/19	12,675	13,498,913

Pharmaceuticals — 4.7%
AbbVie, Inc., Sr. Unsec’d. Notes	1.750%	11/06/17	39,375	39,491,983
AbbVie, Inc., Sr. Unsec’d. Notes	2.000%	11/06/18	15,000	15,057,210
AbbVie, Inc., Sr. Unsec’d. Notes	2.500%	05/14/20	46,995	46,735,400
Actavis Funding SCS, Gtd. Notes	2.450%	06/15/19	6,530	6,542,035
Actavis Funding SCS, Gtd. Notes(b)	3.000%	03/12/20	53,525	53,571,888
Actavis, Inc., Sr. Unsec’d. Notes	1.875%	10/01/17	18,710	18,663,917
Allergan, Inc., Sr. Unsec’d. Notes	5.750%	04/01/16	15,900	16,242,231
Baxalta, Inc., Sr. Unsec’d. Notes, 144A(b)	2.875%	06/23/20	35,210	35,196,867
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	2.375%	10/08/19	15,975	16,181,940
Cardinal Health, Inc., Sr. Unsec’d. Notes	1.700%	03/15/18	9,455	9,419,875
Cardinal Health, Inc., Sr. Unsec’d. Notes	1.900%	06/15/17	8,050	8,111,405
Express Scripts Holding Co., Gtd. Notes	2.250%	06/15/19	25,000	24,921,450
Express Scripts Holding Co., Gtd. Notes	2.650%	02/15/17	26,467	26,902,726
Express Scripts Holding Co., Gtd. Notes	3.125%	05/15/16	7,300	7,383,074
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.375%	02/01/19	10,000	10,584,170
McKesson Corp., Sr. Unsec’d. Notes	2.284%	03/15/19	24,800	24,852,055
McKesson Corp., Sr. Unsec’d. Notes	3.250%	03/01/16	2,310	2,330,247
Medco Health Solutions, Inc., Gtd. Notes	4.125%	09/15/20	2,000	2,100,152
Medco Health Solutions, Inc., Gtd. Notes	7.125%	03/15/18	2,810	3,152,941
Mylan, Inc., Gtd. Notes	2.600%	06/24/18	7,855	7,841,262
Mylan, Inc., Sr. Unsec’d. Notes(b)	2.550%	03/28/19	3,195	3,147,861
Perrigo Co. PLC, Sr. Unsec’d. Notes	2.300%	11/08/18	8,350	8,259,503
Teva Pharmaceutical Finance Co. BV (Israel), Gtd. Notes(b)	2.400%	11/10/16	18,420	18,642,421
Zoetis, Inc., Sr. Unsec’d. Notes	1.150%	02/01/16	4,850	4,853,283
Zoetis, Inc., Sr. Unsec’d. Notes	1.875%	02/01/18	10,650	10,617,209

				420,803,105

Pipelines — 1.8%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%	11/15/18	5,610	5,553,490
Columbia Pipeline Group, Inc., Gtd. Notes, 144A	2.450%	06/01/18	8,745	8,761,904
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	10,000	9,688,520
DCP Midstream Operating LP, Gtd. Notes(b)	2.500%	12/01/17	8,990	8,244,603
DCP Midstream Operating LP, Gtd. Notes	2.700%	04/01/19	4,560	4,081,560

El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes	6.500%	04/01/20	5,000	5,535,365
Enable Midstream Partners LP, Gtd. Notes, 144A	2.400%	05/15/19	6,545	6,217,194
Enterprise Products Operating LLC, Gtd. Notes	1.650%	05/07/18	8,305	8,248,360
Enterprise Products Operating LLC, Gtd. Notes	2.550%	10/15/19	14,680	14,637,927
Enterprise Products Operating LLC, Gtd. Notes	3.200%	02/01/16	2,190	2,204,912
Enterprise Products Operating LLC, Gtd. Notes	6.650%	04/15/18	3,400	3,775,224
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(b)	2.650%	02/01/19	8,300	8,165,631
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	3.500%	03/01/16	10,061	10,154,940
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	6.000%	02/01/17	4,900	5,125,816
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.650%	10/15/16	3,990	4,159,344
ONEOK Partners LP, Gtd. Notes	2.000%	10/01/17	13,030	12,946,843
ONEOK Partners LP, Gtd. Notes	3.200%	09/15/18	9,185	9,241,607
Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.646%	02/15/20	3,535	3,477,457
Spectra Energy Partners LP, Sr. Unsec’d. Notes	2.950%	09/25/18	14,115	14,311,326
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600%	08/15/18	7,142	7,157,912
Williams Partners LP, Sr. Unsec’d. Notes(b)	5.250%	03/15/20	12,042	12,835,869
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes	7.250%	02/01/17	1,000	1,064,037

				165,589,841

Real Estate — 0.4%
WEA Finance LLC / Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	2.700%	09/17/19	1,500	1,492,905
WEA Finance LLC / Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	3.250%	10/05/20	13,485	13,614,658
WEA Finance LLC/Westfield Uk & Europe Finance PLC (Australia), Gtd. Notes, 144A	1.750%	09/15/17	16,900	16,787,379

				31,894,942

Real Estate Investment Trusts (REITs) — 1.5%
Digital Delta Holdings LLC, Gtd. Notes, 144A	3.400%	10/01/20	6,235	6,258,587
ERP Operating LP, Sr. Unsec’d. Notes	2.375%	07/01/19	11,370	11,457,879
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750%	08/15/19	5,100	5,229,769
Kilroy Realty LP, Gtd. Notes	5.000%	11/03/15	2,675	2,682,995
Kimco Realty Corp., Sr. Unsec’d. Notes	5.700%	05/01/17	3,235	3,439,643
Liberty Property LP, Sr. Unsec’d. Notes	4.750%	10/01/20	6,000	6,482,304
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	13,340	13,311,852
Realty Income Corp., Sr. Unsec’d. Notes	2.000%	01/31/18	7,800	7,862,291
Realty Income Corp., Sr. Unsec’d. Notes	5.500%	11/15/15	6,500	6,531,200
Realty Income Corp., Sr. Unsec’d. Notes	5.950%	09/15/16	1,700	1,772,260
Realty Income Corp., Sr. Unsec’d. Notes	6.750%	08/15/19	3,860	4,468,425
Regency Centers LP, Gtd. Notes	6.000%	06/15/20	1,865	2,136,240
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375%	11/05/19	9,100	9,088,798
Select Income Reit, Sr. Unsec’d. Notes	2.850%	02/01/18	6,870	6,894,890
Simon Property Group LP, Sr. Unsec’d. Notes(b)	2.200%	02/01/19	12,200	12,337,177
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	1,685	1,716,931
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	2,774	3,065,700
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes(b)	2.000%	02/15/18	8,035	8,063,613
Vornado Realty LP, Sr. Unsec’d. Notes	2.500%	06/30/19	13,815	13,858,227
Weyerhaeuser Co., Sr. Unsec’d. Notes(b)	7.375%	10/01/19	7,607	8,958,102

				135,616,883

Retail — 1.7%
Autozone, Inc., Sr. Unsec’d. Notes	2.500%	04/15/21	6,310	6,250,920
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	12/05/18	24,250	24,602,498
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	20,350	20,569,393
CVS Health Corp., Sr. Unsec’d. Notes	2.800%	07/20/20	39,805	40,442,039
Dollar General Corp., Sr. Unsec’d. Notes	1.875%	04/15/18	26,920	26,895,207
Macy’s Retail Holdings, Inc., Gtd. Notes	5.900%	12/01/16	8,844	9,304,605

Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes(b)	1.750%	11/17/17	5,755	5,776,322
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.700%	11/18/19	11,240	11,391,695
Yum! Brands, Inc., Sr. Unsec’d. Notes	6.250%	04/15/16	5,300	5,435,966

				150,668,645

Semiconductors — 0.3%
KLA-Tencor Corp., Sr. Unsec’d. Notes(b)	2.375%	11/01/17	3,345	3,362,424
KLA-Tencor Corp., Sr. Unsec’d. Notes	3.375%	11/01/19	2,550	2,615,872
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	13,825	13,943,674
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18	4,825	4,837,062

				24,759,032

Software — 0.9%
CA, Inc., Sr. Unsec’d. Notes	2.875%	08/15/18	7,865	7,996,456
Fidelity National Information Services, Inc., Gtd. Notes	1.450%	06/05/17	2,090	2,072,674
Fidelity National Information Services, Inc., Gtd. Notes	2.000%	04/15/18	7,500	7,460,182
Fiserv, Inc., Gtd. Notes	3.125%	10/01/15	1,670	1,670,000
Fiserv, Inc., Sr. Unsec’d. Notes	2.700%	06/01/20	15,210	15,329,855
Intuit, Inc., Sr. Unsec’d. Notes(b)	5.750%	03/15/17	4,537	4,800,187
Oracle Corp., Sr. Unsec’d. Notes(b)	2.375%	01/15/19	37,340	38,059,990
Oracle Corp., Sr. Unsec’d. Notes	2.800%	07/08/21	2,690	2,727,431

				80,116,775

Telecommunications — 7.1%
America Movil SAB de CV (Mexico), Gtd. Notes	2.375%	09/08/16	24,770	25,015,718
America Movil SAB de CV (Mexico), Gtd. Notes(b)	5.000%	03/30/20	11,400	12,452,220
AT&T, Inc., Sr. Unsec’d. Notes	1.600%	02/15/17	34,100	34,163,938
AT&T, Inc., Sr. Unsec’d. Notes	1.700%	06/01/17	3,000	3,011,244
AT&T, Inc., Sr. Unsec’d. Notes	2.400%	08/15/16	16,925	17,114,052
AT&T, Inc., Sr. Unsec’d. Notes(b)	2.450%	06/30/20	77,815	76,615,715
AT&T, Inc., Sr. Unsec’d. Notes	2.950%	05/15/16	15,420	15,603,822
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	2.350%	02/14/19	6,800	6,826,806
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	5.950%	01/15/18	33,835	37,081,638
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes	2.381%	12/15/17	15,090	15,195,675
CenturyLink, Inc., Sr. Unsec’d. Notes(b)	5.150%	06/15/17	10,450	10,737,375
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	2.250%	03/06/17	20,425	20,699,573
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	3.125%	04/11/16	8,800	8,900,320
Embarq Corp., Sr. Unsec’d. Notes (original cost $9,496,667; purchased 02/13/12)(e)(f)	7.082%	06/01/16	8,480	8,709,554
Nippon Telegraph & Telephone Corp. (Japan), General Ref. Mortgage(b)	1.400%	07/18/17	8,720	8,755,543
Orange SA (France), Sr. Unsec’d. Notes	2.750%	09/14/16	10,225	10,385,001
Orange SA (France), Sr. Unsec’d. Notes(b)	2.750%	02/06/19	21,115	21,717,221
Orange SA (France), Sr. Unsec’d. Notes(b)	5.375%	07/08/19	4,828	5,384,031
Qwest Corp., Sr. Unsec’d. Notes(b)	6.500%	06/01/17	8,500	9,075,450
Qwest Corp., Sr. Unsec’d. Notes	8.375%	05/01/16	8,679	8,992,494
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	5,000	5,246,500
Telefonica Emisiones SAU (Spain), Gtd. Notes	3.192%	04/27/18	28,700	29,353,843
Telefonos de Mexico Sab de CV (Mexico), Gtd. Notes(b)	5.500%	11/15/19	8,700	9,624,810
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.100%	11/01/17	13,100	12,995,514
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.000%	11/01/16	39,575	39,995,682
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.625%	02/21/20	76,469	76,695,884

Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	09/15/20	15,000	16,249,275
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.350%	04/01/19	30,000	34,181,670
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes(b)	1.250%	09/26/17	24,270	24,134,719
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes(b)	1.500%	02/19/18	12,000	11,907,180
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	1.625%	03/20/17	24,750	24,777,101

				641,599,568

Textiles
Mohawk Industries, Inc., Sr. Unsec’d. Notes	6.125%	01/15/16	4,072	4,126,312

Toys, Games & Hobbies
Mattel, Inc., Sr. Unsec’d. Notes(b)	2.500%	11/01/16	4,000	4,056,532

Transportation — 0.8%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.875%	02/15/16	2,000	2,043,944
CSX Corp., Sr. Unsec’d. Notes	6.250%	03/15/18	11,608	12,884,799
CSX Corp., Sr. Unsec’d. Notes	7.375%	02/01/19	15,175	17,719,620
Federal Express Corp., Series 2012, Pass-Through Trust, Pass-Through Certificates, 144A	2.625%	01/15/18	5,370	5,416,381
Norfolk Southern Corp., Sr. Unsec’d. Notes	7.700%	05/15/17	6,810	7,486,240
Ryder System, Inc., Unsec’d. Notes, MTN	2.650%	03/02/20	7,480	7,454,568
United Parcel Service, Inc., Sr. Unsec’d. Notes	5.125%	04/01/19	15,400	17,252,035

				70,257,587

Trucking & Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $10,035,126; purchased 09/24/12)(e)(f)	2.500%	03/15/16	10,050	10,111,365
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $6,583,156; purchased 06/12/14)(b)(e)(f)	2.500%	06/15/19	6,585	6,553,326
Penske Truck Leasing Co.LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $17,698,742; purchased 07/16/15)(e)(f)	3.200%	07/15/20	17,770	17,970,659

				34,635,350

TOTAL CORPORATE BONDS (cost $7,835,528,311)				7,867,633,587

FOREIGN AGENCIES — 0.3%
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.150%	01/22/19	12,900	13,033,347
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.875%	05/04/17	9,500	9,846,988

TOTAL FOREIGN AGENCIES (cost $22,286,719)				22,880,335

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Notes (cost $4,754,054)	0.625%	09/30/17	4,760	4,757,768

SOVEREIGN BOND — 0.1%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN (cost $8,419,697)	5.950%	03/19/19	7,556	8,474,054

	Shares
PREFERRED STOCK
Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $3,342,000)	132,000	3,391,080

TOTAL LONG-TERM INVESTMENTS (cost $8,785,449,804)		8,809,000,016

SHORT-TERM INVESTMENT — 6.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $557,879,302; includes $381,882,895 of cash collateral for securities on loan)(g)(h)	557,879,302	557,879,302

TOTAL INVESTMENTS — 104.2% (cost $9,343,329,106)(i)		9,366,879,318
Liabilities in excess of other assets(j) — (4.2)%		(374,370,791)

NET ASSETS — 100.0%		$8,992,508,527

The following abbreviations are used in the quarterly schedule of portfolio holdings.

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDS	Credit Default Swap
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
MTN	Medium Term Note
OTC	Over-the-counter
REIT	Real Estate Investment Trust

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $372,625,445; cash collateral of $381,882,895 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Represents issuer in default on interest payments and or principal payment; non-income producing security.
(d)	Security is post-maturity.
(e)	Indicates a security or securities that have been deemed illiquid.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $117,748,077. The aggregate value of $116,207,186, is approximately 1.3% of net assets.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$9,498,730,226

Appreciation	47,589,051
Depreciation	(179,439,959)

Net Unrealized Depreciation	$(131,850,908)

The book basis may differ from tax basis due to certain tax-related adjustments.

(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
3,068	2 Year U.S. Treasury Notes	Dec. 2015	$670,861,403	$671,987,875	$1,126,472
3,286	5 Year U.S. Treasury Notes	Dec. 2015	394,870,412	396,014,344	1,143,932

					2,270,404

	Short Positions:
25	U.S. Ultra Treasury Bonds	Dec. 2015	3,976,592	4,010,156	(33,564)
50	U.S. Long Bonds	Dec. 2015	7,768,462	7,867,188	(98,726)
1,775	10 Year U.S. Treasury Notes	Dec. 2015	227,695,722	228,503,516	(807,794)

					(940,084)

					$1,330,320

(1)	The amount represents fair value derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.
(2)	Cash of $3,900,000 has been segregated with JPMorgan Chase to cover requirements for open futures contracts as of September 30, 2015.

Credit default swap agreements outstanding at September 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2015(3)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC credit default swaps on corporate issues—Buy Protection(1):
Weatherford International Ltd.	03/20/18	1.000%	14,700	3.371%	$817,847	$997,041	$(179,194)	Morgan Stanley

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2015(3)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on corporate issues—Sell Protection(2):
Berkshire Hathaway, Inc.	03/20/17	1.000%	15,000	0.228%	$175,883	$(359,547)	$535,430	Credit Suisse First Boston Corp.

The Fund entered into credit default swaps (‘CDS’) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value derivative instruments subject to credit contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$405,706,733	$—
Commercial Mortgage-Backed Securities	—	496,156,459	—
Corporate Bonds	—	7,864,233,485	3,400,102
Foreign Agencies	—	22,880,335	—
U.S. Treasury Obligation	—	4,757,768	—
Sovereign Bond	—	8,474,054	—
Preferred Stock	3,391,080	—	—
Affiliated Money Market Mutual Fund	557,879,302	—	—
Other Financial Instruments*
Futures Contracts	1,330,320	—	—
Credit Default Swap Agreements
OTC credit default swaps	—	993,730	—

Total	$562,600,702	$8,803,202,564	$3,400,102

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Corporate Bonds
Balance as of 12/31/14	$101,615,956
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	(83,804)
Purchases	—
Sales	(1,298,790)
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	(96,833,260)

Balance as of 9/30/15	$3,400,102

*	Other financial instruments are derivative instruments not reflected in the Schedule of investments, such as futures, forwards, and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $(83,804) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2015	Valuation Methodology	Unobservable Inputs
Corporate Bonds	$3,400,102	Market Approach	Single Broker Indicative Quote

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Corporate Bonds	96,833,260	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Participatory Notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Short-Term Corporate Bond Fund, Inc,

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date November 18, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date November 18, 2015

*	Print the name and title of each signing officer under his or her signature.